Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Information
Equity consideration related to IGT acquisition	$ (928,884)
Capital expenditures	(32,879)	$ (17,512)	$ (47,663)
Non-cash investing activities, net	$ (961,763)	(17,512)	(47,663)
Dividends declared		(156,922)
Note consent fees		(34,756)
Capital increase - noncontrolling interest		14,731	4,143
Non-cash financing activities, net		$ (176,947)	$ 4,143